FINANCE RECEIVABLES - Allowance for Credit Losses on Finance Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 7.3	$ 3.0	$ 2.3
Provision for credit losses	0.0	4.3	0.7
Charge offs	(1.0)	0.0	0.0
Recoveries	0.0	0.0	0.0
Ending balance	6.3	7.3	3.0
Allowance for credit losses, Individually evaluated for impairment				$ 1.6	$ 2.4
Allowance for credit losses, Collectively evaluated for impairment				4.7	4.9
Total allowance for credit losses	7.3	3.0	2.3	6.3	7.3
Finance receivable, Individually evaluated for impairment				1.6	3.7
Finance receivable, Collectively evaluated for impairment				241.2	349.6
Total finance receivables				242.8	353.3
Commercial Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	6.5	1.9	1.9
Provision for credit losses	0.2	4.6	0.0
Charge offs	(0.8)	0.0	0.0
Recoveries	0.0	0.0	0.0
Ending balance	5.9	6.5	1.9
Allowance for credit losses, Individually evaluated for impairment				1.6	1.9
Allowance for credit losses, Collectively evaluated for impairment				4.3	4.6
Total allowance for credit losses	6.5	1.9	1.9	5.9	6.5
Finance receivable, Individually evaluated for impairment				1.6	1.9
Finance receivable, Collectively evaluated for impairment				224.8	329.5
Total finance receivables				226.4	331.4
Sales-type Leases Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	0.8	1.1	0.4
Provision for credit losses	(0.2)	(0.3)	0.7
Charge offs	(0.2)	0.0	0.0
Recoveries	0.0	0.0	0.0
Ending balance	0.4	0.8	1.1
Allowance for credit losses, Individually evaluated for impairment				0.0	0.5
Allowance for credit losses, Collectively evaluated for impairment				0.4	0.3
Total allowance for credit losses	$ 0.8	$ 1.1	$ 0.4	0.4	0.8
Finance receivable, Individually evaluated for impairment				0.0	1.8
Finance receivable, Collectively evaluated for impairment				16.4	20.1
Total finance receivables				$ 16.4	$ 21.9